Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets/(liabilities)	$ 1,775	$ 3,077
Defined benefit accrual	(3)	(3)
Tax loss carryforwards	6,710	4,468
Add back loss carryforwards used for the debt remission	803	828
Valuation allowance	(5,735)	(2,216)
Switzerland
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets/(liabilities)
Foreign
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets/(liabilities)	$ 1,775	$ 3,077